UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

Van Eck Funds

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Van Eck Funds
335 Madison Avenue - 19th Floor
New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CM COMMODITY INDEX FUND

SCHEDULE OF INVESTMENTS (a)

September 30, 2014 (unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 106.1%
United States Treasury Obligations: 97.2%
	United States Treasury Bills
$15,000,000	0.04%, 12/04/14	$14,999,730
20,000,000	0.02%, 12/18/14 (b)	19,999,460
13,000,000	0.02%, 12/26/14 (b)	12,999,688
33,000,000	0.03%, 01/02/15 (b)	32,998,713
67,000,000	0.03%, 11/20/14 (b)	66,996,299
45,000,000	0.03%, 11/06/14 (b)	44,998,567
36,000,000	0.03%, 11/28/14	35,997,712
15,000,000	0.03%, 10/23/14	14,999,688
17,000,000	0.04%, 10/16/14	16,999,720
16,000,000	0.04%, 10/30/14 (b)	15,999,453
45,000,000	0.04%, 11/13/14 (b)	44,997,823
18,000,000	0.05%, 10/02/14	17,999,977
		339,986,830

Number of Shares
Money Market Fund: 8.9%
31,095,900	AIM Treasury Portfolio - Institutional Class (b)	31,095,900
Total Short-term Investments (Cost: $371,080,316)		371,082,730
Liabilities in excess of other assets: (6.1)%		(21,399,189)
NET ASSETS: 100.0%		$349,683,541

Total Return Swap Contracts – As of September 30, 2014, the Fund had an outstanding swap contract with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund	Termination Date	% of Net Assets	Unrealized Depreciation
UBS AG	UBS Bloomberg Constant Maturity Commodity Index Total Return	$371,238,000	0.48%	10/08/14	(6.2)%	$(21,567,555)

(a)	Represents Consolidated Schedule of Investments.
(b)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $78,577,390.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Government	91.6%	$339,986,830
Money Market Fund	8.4	31,095,900
	100.0%	$371,082,730

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Short-Term Investments:
United States Treasury Obligations	$—	$339,986,830	$—	$339,986,830
Money Market Fund	31,095,900	—	—	31,095,900
Total	$31,095,900	$339,986,830	$—	$371,082,730
Other Financial Instruments:
Swap Contract	$—	$(21,567,555)	$—	$(21,567,555)

There were no transfers between levels during the period ended September 30, 2014.

See Notes to Schedules of Investments

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 87.7%
Brazil: 8.0%
474,000	BB Seguridade Participacoes SA	$6,235,441
525,000	BR Malls Participacoes SA	4,145,950
585,000	Estacio Participacoes SA	6,080,033
86,400	Guararapes Confeccoes SA	3,600,368
197,000	Valid Solucoes SA	3,082,464
		23,144,256
China / Hong Kong: 24.0%
31,100	Baidu, Inc. (ADR) *	6,786,953
2,522,000	Baoxin Auto Group Ltd. #	1,886,906
3,823,392	Beijing Capital International Airport Co. Ltd. #	2,915,613
2,235,000	Beijing Urban Construction Design & Development Group Co. Ltd. * Reg S 144A	1,560,069
3,179,000	Boer Power Holdings Ltd. #	4,320,273
1,455,600	Brilliance China Automotive Holdings Ltd.	2,534,461
4,591,994	China Animal Healthcare Ltd. #	3,553,769
3,772,000	China Hongqiao Group Ltd. #	2,851,470
13,342,000	China Huishan Dairy Holdings Co. Ltd. #	2,945,977
150,700	China Lodging Group Ltd. (ADR) *	3,883,539
2,000,000	China Medical System Holdings Ltd. #	3,424,293
4,286,000	China Minsheng Banking Corp. Ltd. #	3,921,214
1,032,000	China Singyes Solar Technologies Holdings Ltd. #	1,829,671
3,971,000	China South City Holdings Ltd. #	1,844,570
1,496,000	China Vanke Co. Ltd. * #	2,614,943
367,000	Galaxy Entertainment Group Ltd. #	2,130,811
683,000	Great Wall Motor Co. Ltd. #	2,646,927
72,000	Hollysys Automation Technologies Ltd. (USD) *	1,619,280
5,048,000	Sinotrans Ltd. #	3,663,535
1,045,000	Techtronic Industries Co. #	3,020,099
239,500	Tencent Holdings Ltd. #	3,557,935
4,389,000	Wasion Group Holdings Ltd. #	4,036,499
569,000	Zhuzhou CSR Times Electric Co. Ltd. #	2,200,988
		69,749,795
India: 12.8%
781,000	Axis Bank Ltd.	4,788,936
694,357	DEN Networks Ltd. * #	1,652,126
408,700	Glenmark Pharmaceuticals Ltd.	4,746,770
1,244,000	Jammu & Kashmir Bank Ltd. #	2,838,926
356,000	Motherson Sumi Systems Ltd. #	2,270,578
730,000	Mundra Port & Special Economic Zone Ltd. #	3,283,702
130,900	Persistent Systems Ltd.	2,999,085
381,500	Phoenix Mills Ltd. #	2,070,473
240,000	Strides Arcolab Ltd.	2,766,839
178,600	Tech Mahindra Ltd. #	7,167,565
304,000	Yes Bank Ltd. #	2,727,157
		37,312,157
Indonesia: 1.2%
2,915,000	Bank Rakyat Indonesia Tbk PT #	2,491,930
768,200	Matahari Department Store Tbk PT #	1,023,304
		3,515,234
Israel: 0.0%
68,000	Queenco Leisure International Ltd. (GDR) * # § Reg S	20,526
Kazakhstan: 0.8%
20,000	Halyk Savings Bank of Kazakhstan (USD) Reg S	226,200
191,000	Halyk Savings Bank of Kazakhstan JSC (USD) Reg S	2,196,500
		2,422,700
Malaysia: 1.2%
2,869,000	SapuraKencana Petroleum Bhd #	3,602,359
Mexico: 0.4%
363,000	Credito Real SAB de CV	1,027,065
Netherlands: 0.6%
135,400	Nostrum Oil & Gas Plc (GBP) *	1,657,253
Nigeria: 1.5%
20,100,000	Guaranty Trust Bank Plc #	3,631,462
105,343	Nestle Nigeria Plc	676,034
		4,307,496
Panama: 1.3%
35,000	Copa Holdings SA (Class A) (USD)	3,755,150
Peru: 1.6%
31,100	Credicorp Ltd. (USD)	4,770,429
Philippines: 1.8%
17,070,000	Megaworld Corp. #	1,910,867
2,411,000	Robinsons Retail Holdings, Inc. #	3,397,487
		5,308,354
Russia: 2.8%
24,540	Magnit OJSC #	6,081,299
71,000	Mail.ru Group Ltd. (GDR) * Reg S	1,995,810
		8,077,109
Singapore: 2.2%
4,431,120	Ezion Holdings Ltd. #	6,276,977
South Africa: 3.6%
183,600	Aspen Pharmacare Holdings Ltd. #	5,466,611
47,130	Naspers Ltd. #	5,161,841
		10,628,452
South Korea: 3.0%
13,105	CJ O Shopping Co. Ltd. #	3,994,036
12,005	Hyundai Mobis Co. Ltd. #	2,922,634
36,000	i-SENS, Inc. * #	1,937,533
		8,854,203
Switzerland: 1.5%
777,000	Glencore Xstrata Plc (GBP) #	4,303,289
Taiwan: 9.1%
3,676,000	Advanced Semiconductor Engineering, Inc. #	4,293,766
596,630	Chailease Holding Co. Ltd. #	1,447,317
970,000	CHC Healthcare Group #	2,183,563
73,000	Largan Precision Co. Ltd. #	5,222,640
254,800	MediaTek, Inc. #	3,773,511
392,000	Poya Co. Ltd. #	2,449,054
347,860	Sinmag Equipment Corp. #	2,035,624
1,243,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	4,948,540
		26,354,015
Thailand: 1.5%
127,000	Kasikornbank PCL #	918,561
483,000	Kasikornbank PCL (NVDR) #	3,493,427
		4,411,988
Turkey: 2.2%
146,000	BIM Birlesik Magazalar AS #	3,056,541
3,961,000	Turkiye Sinai Kalkinma Bankasi AS #	3,338,271
		6,394,812
United Arab Emirates: 0.7%
131,000	Al Noor Hospitals Group Plc (GBP)	2,161,933
United Kingdom: 3.9%
873,000	Afren Plc * #	1,465,369
33,983	Bank of Georgia Holdings Plc #	1,349,787
123,000	Hikma Pharmaceuticals Plc #	3,445,883
812,346	Hirco Plc * # §	0
216,000	International Personal Finance Plc #	1,703,811
2,247,850	Raven Russia Ltd. * #	2,353,562
607,559	Volga Gas Plc	1,132,686
		11,451,098
United States: 2.0%
37,600	First Cash Financial Services, Inc. *	2,104,848
1,180,000	Samsonite International SA (HKD) #	3,788,502
		5,893,350
Total Common Stocks (Cost: $234,117,088)		255,400,000
PREFERRED STOCK: 1.2%
Colombia: 1.2% (Cost: $3,692,716)
242,000	Banco Davivienda SA	3,484,809
REAL ESTATE INVESTMENT TRUST: 1.1% (Cost: $3,210,824)
Mexico: 1.1%
1,432,000	TF Administradora Industrial, S de RL de CV	3,154,974
WARRANTS: 2.4%
Luxembourg: 2.4%
51,240	Deutsche Bank, London Branch, aXess 12/01/14 Warrants (USD 0.00, expiring 12/01/14) * # (a)	1,400,919
335,000	Deutsche Bank, London Branch, aXess Warrants (USD 0.00, expiring 09/27/16) * # (b)	5,469,334
Total Warrants (Cost: $4,869,565)		6,870,253
MONEY MARKET FUND: 7.4% (Cost: $21,553,002)
21,553,002	AIM Treasury Portfolio - Institutional Class	21,553,002
Total Investments: 99.8% (Cost: $267,443,195)		290,463,038
Other assets less liabilities: 0.2%		565,191
NET ASSETS: 100.0%		$291,028,229

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

(a)	Issue price $21.53. The security is linked to the performance of Herfy Food Services Co.
(b)	Issue price $8.53. The security is linked to the performance of The Saudi British Bank.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $185,736,157 which represents 63.8% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $20,526 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,560,069, or 0.5% of net assets.

Restricted securities held by the Fund as of September 30, 2014 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Queenco Leisure International Ltd. (GDR)	07/03/2007	68,000	$1,301,023	$20,526	0.0%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	17.4%	$50,466,664
Consumer Staples	5.5	16,157,338
Energy	4.9	14,134,644
Financials	26.8	77,820,833
Health Care	10.2	29,687,194
Industrials	9.3	27,087,020
Information Technology	16.0	46,401,584
Materials	2.5	7,154,759
Money Market Fund	7.4	21,553,002
	100.0%	$290,463,038

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$23,144,256	$—	$—	$23,144,256
China / Hong Kong	16,384,302	53,365,483	—	69,749,795
India	15,301,630	22,010,527	—	37,312,157
Indonesia	—	3,515,234	—	3,515,234
Israel	—	—	20,526	20,526
Kazakhstan	2,422,700	—	—	2,422,700
Malaysia	—	3,602,359	—	3,602,359
Mexico	1,027,065	—	—	1,027,065
Netherlands	1,657,253	—	—	1,657,253
Nigeria	676,034	3,631,462	—	4,307,496
Panama	3,755,150	—	—	3,755,150
Peru	4,770,429	—	—	4,770,429
Philippines	—	5,308,354	—	5,308,354
Russia	1,995,810	6,081,299	—	8,077,109
Singapore	—	6,276,977	—	6,276,977
South Africa	—	10,628,452	—	10,628,452
South Korea	—	8,854,203	—	8,854,203
Switzerland	—	4,303,289	—	4,303,289
Taiwan	—	26,354,015	—	26,354,015
Thailand	—	4,411,988	—	4,411,988
Turkey	—	6,394,812	—	6,394,812
United Arab Emirates	2,161,933	—	—	2,161,933
United Kingdom	1,132,686	10,318,412	—	11,451,098
United States	2,104,848	3,788,502	—	5,893,350
Preferred Stock *	3,484,809	—	—	3,484,809
Real Estate Investment Trust *	3,154,974	—	—	3,154,974
Warrants *	—	6,870,253	—	6,870,253
Money Market Fund	21,553,002	—	—	21,553,002
Total	$104,726,881	$185,715,631	$20,526	$290,463,038

*See Schedule of Investments for security type and geographic country breakouts.

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $1,199,806 and transfers from Level 2 to Level 1 were $10,645,383. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2014:

	Common Stocks
	Israel	United Kingdom
Balance as of December 31, 2013	$32,507	$154,639
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(11,981)	(154,639)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of September 30, 2014	$20,526	$—

See Notes to Schedules of Investments

GLOBAL HARD ASSETS FUND

SCHEDULES OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 94.0%
Bermuda: 3.4%
748,600	Golar LNG Ltd. (USD)	$49,707,040
4,209,700	Nabors Industries Ltd. (USD)	95,812,772
700	SeaDrill Ltd. (USD)	18,732
		145,538,544
Brazil: 0.0%
707,700	Brazilian Resources, Inc. (CAD) * # §	0
Canada: 11.0%
239,706	Agnico-Eagle Mines Ltd.	6,932,522
616,100	Agrium, Inc. (USD)	54,832,900
2,513,300	Barrick Gold Corp. (USD)	36,844,978
7,172,700	Eldorado Gold Corp. (USD)	48,343,998
7,143,400	First Quantum Minerals Ltd.	137,899,288
3,960,400	Goldcorp, Inc. (USD)	91,208,012
4,216,924	Kinross Gold Corp. (USD) *	13,915,849
7,304,600	New Gold, Inc. (USD) *	36,888,230
330,030	Osisko Gold Royalties Ltd. *	4,178,602
5,684,587	Yamana Gold, Inc. (USD)	34,107,522
		465,151,901
Kuwait: 0.2%
3,592,247	Kuwait Energy Plc * # § ø	8,248,140
Monaco: 0.3%
1,598,800	Scorpio Tankers, Inc. (USD)	13,286,028
Norway: 0.6%
909,300	SeaDrill Ltd. #	24,295,042
Switzerland: 5.8%
40,145,725	Glencore Xstrata Plc (GBP) #	222,340,618
1,144,200	Noble Corp. Plc (USD)	25,424,124
		247,764,742
United Kingdom: 3.7%
28,954,714	Afren Plc * #	48,601,754
1,305,400	Genel Energy Plc * #	17,753,282
7,914,920	Ophir Energy Plc * #	29,351,937
880,126	Randgold Resources Ltd. (ADR)	59,487,716
		155,194,689
United States: 69.0%
1,554,900	Anadarko Petroleum Corp.	157,729,056
681,700	Apache Corp.	63,991,179
647,600	Archer-Daniels-Midland Co.	33,092,360
1,408,100	Atwood Oceanics, Inc. *	61,519,889
1,288,000	Cameron International Corp. *	85,497,440
169,100	CARBO Ceramics, Inc.	10,015,793
1,320,100	Cimarex Energy Co.	167,032,253
1,114,700	Cloud Peak Energy, Inc. *	14,067,514
1,250,500	Commercial Metals Co.	21,346,035
1,301,150	Concho Resources, Inc. *	163,151,199
4,004,300	Consol Energy, Inc.	151,602,798
469,300	Cummins, Inc.	61,938,214
924,051	Diamondback Energy, Inc. *	69,100,534
748,100	Dril-Quip, Inc. *	66,880,140
1,240,900	EOG Resources, Inc.	122,873,918
2,742,900	Freeport-McMoRan Copper & Gold, Inc.	89,555,685
867,300	Gulfport Energy Corp. *	46,313,820
2,672,500	Halliburton Co.	172,402,975
1,383,500	HollyFrontier Corp.	60,431,280
821,400	Laredo Petroleum, Inc. *	18,407,574
3,828,400	Louisiana-Pacific Corp. *	52,027,956
3,080,300	Marathon Oil Corp.	115,788,477
976,000	Marathon Petroleum Corp.	82,637,920
1,320,100	National Oilwell Varco, Inc.	100,459,610
792,075	Newfield Exploration Co. *	29,362,220
329,975	NOW, Inc. *	10,034,540
381,400	Paragon Offshore Plc *	2,345,610
1,029,800	Parsley Energy, Inc. *	21,965,634
2,581,500	Peabody Energy Corp.	31,958,970
1,035,300	Phillips 66	84,180,243
806,800	Pioneer Natural Resources Co.	158,915,396
674,700	Royal Gold, Inc.	43,815,018
1,706,900	Schlumberger Ltd.	173,574,661
1,716,100	SM Energy Co.	133,855,800
1,839,800	Steel Dynamics, Inc.	41,597,878
2,420,300	Superior Energy Services, Inc.	79,555,261
1,035,500	Tesoro Corp.	63,144,790
1,481,500	United States Steel Corp.	58,030,355
269,300	Westmoreland Coal Co. *	10,074,513
		2,930,274,508
Total Common Stocks (Cost: $3,168,997,909)		3,989,753,594
WARRANTS: 0.0% (Cost: $0)
United States: 0.0%
996,020	Far East Energy Corp. Warrants (USD 1.25, expiring 12/28/14) * # §	0
MONEY MARKET FUND: 5.4% (Cost: $231,393,168)
231,393,168	AIM Treasury Portfolio - Institutional Class	231,393,168
Total Investments: 99.4% (Cost: $3,400,391,077)		4,221,146,762
Other assets less liabilities: 0.6%		24,734,044
NET ASSETS: 100.0%		$4,245,880,806

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $350,590,773 which represents 8.3% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $8,248,140 which represents 0.2% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $8,248,140, or 0.2% of net assets.

Restricted securities held by the Fund as of September 30, 2014 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	08/06/2008	3,592,247	$10,862,670	$8,248,140	0.2%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Staples	0.8%	$33,092,360
Energy	67.1	2,831,335,318
Industrials	1.7	71,972,754
Materials	24.9	1,053,353,162
Money Market Fund	5.5	231,393,168
	100.0%	$4,221,146,762

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$145,538,544	$—	$—	$145,538,544
Brazil	—	—	—	—
Canada	465,151,901	—	—	465,151,901
Kuwait	—	—	8,248,140	8,248,140
Monaco	13,286,028	—	—	13,286,028
Norway	—	24,295,042	—	24,295,042
Switzerland	25,424,124	222,340,618	—	247,764,742
United Kingdom	59,487,716	95,706,973	—	155,194,689
United States	2,930,274,508	—	—	2,930,274,508
Warrants*	—	—	—	—
Money Market Fund	231,393,168	—	—	231,393,168
Total	$3,870,555,989	$342,342,633	$8,248,140	$4,221,146,762

*See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended September 30, 2014.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2014:

	Common Stocks
	Brazil	Kuwait
Balance as of December 31, 2013	$76,492	$10,153,030
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(76,492)	(1,904,890)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of September 30, 2014	$—	$8,248,140

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2014:

	Value as of September 30, 2014	Valuation Technique	Unobservable Input Description (1)	Unobservable Input		Impact to Valuation from an Increase in Input (2)
Common Stocks
Kuwait	8,248,140	Market comparable	Production multiple	45.0	x	Increase
		companies	Reserve multiple	11.0	x	Increase

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS (a)

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.1%
Australia: 7.2%
9,736,424	Evolution Mining Ltd. #	$5,887,535
30,597,420	Gold Road Resources Ltd. *	8,036,873
11,601,118	Gryphon Minerals Ltd. * #	1,367,912
1,906,725	Newcrest Mining Ltd. * #	17,522,785
1,380,000	OceanaGold Corp. (CAD) *	2,846,377
8,641,000	Papillon Resources Ltd. * #	11,642,353
		47,303,835
Canada: 71.4%
651,300	Agnico-Eagle Mines Ltd.	18,836,204
407,000	Agnico-Eagle Mines Ltd. (USD)	11,815,210
420,000	Alamos Gold, Inc. (USD)	3,343,200
883,544	Alamos Gold, Inc. (USD) ø	7,033,010
1,760,000	Amarillo Gold Corp. (USD) *	172,865
2,325,875	Argonaut Gold, Inc. *	8,140,926
2,160,000	Argonaut Gold, Inc. * ø	7,560,337
3,499,000	Asanko Gold, Inc. *	7,248,252
6,445,753	AuRico Gold, Inc. (USD)	22,495,678
5,649,000	B2Gold Corp. *	11,500,263
11,196,000	B2Gold Corp. (USD) *	22,727,880
684,000	Bear Creek Mining Corp. *	1,129,872
948,000	Bear Creek Mining Corp. (USD) * ø	1,573,680
667,000	Bear Creek Mining Corp. (USD) *	1,107,220
4,300,000	Belo Sun Mining Corp. *	748,694
2,372,000	Castle Mountain Mining Co. Ltd. *	953,078
3,390,000	Continental Gold Ltd. *	8,778,070
1,825,000	Corvus Gold, Inc. (USD) *	1,472,228
1,191,000	Eastmain Resources, Inc. (USD) *	268,809
1,839,000	Eastmain Resources, Inc. (USD) * ø	415,062
3,292,461	Eldorado Gold Corp.	22,195,706
3,288,000	Eldorado Gold Corp. (USD)	22,161,120
791,000	Fortuna Silver Mines, Inc. *	3,192,393
645,000	Franco-Nevada Corp. (USD)	31,527,600
3,000,000	Gold Canyon Resources, Inc. (USD) *	600,000
328,386	Goldcorp, Inc.	7,570,808
1,073,897	Goldcorp, Inc. (USD)	24,731,848
2,285,000	Guyana Goldfields, Inc. *	5,263,896
1,055,000	Guyana Goldfields, Inc. (USD) *	2,468,700
3,914,000	Klondex Mines Ltd. *	6,255,690
374,000	MAG Silver Corp. (USD) *	2,786,300
1,593,852	New Gold, Inc. *	8,069,237
1,026,170	New Gold, Inc. (USD) * ø	5,182,159
4,655,630	New Gold, Inc. (USD) *	23,510,931
7,425,875	Orezone Gold Corp. ‡ *	4,575,074
896,615	Osisko Gold Royalties Ltd. *	11,352,293
1,995,500	Premier Gold Mines Ltd. *	4,703,889
668,000	Pretium Resources, Inc. *	3,489,263
616,000	Pretium Resources, Inc. (USD) *	3,203,200
1,752,000	Primero Mining Corp. (USD) *	8,497,200
577,000	Probe Mines Ltd. *	1,128,291
7,019,000	Rio Alto Mining Ltd. *	16,733,542
3,993,000	Romarco Minerals, Inc. *	2,602,697
6,918,800	Roxgold, Inc. *	4,695,110
3,820,000	Rubicon Minerals Corp. *	5,184,517
4,842,000	Sabina Gold & Silver Corp. *	2,377,874
2,300,000	Semafo, Inc. *	8,091,433
18,611	Silver Wheaton Corp.	371,240
1,439,375	Silver Wheaton Corp. (USD)	28,686,744
480,000	Sulliden Mining Capital, Inc. *	214,295
4,421,171	Timmins Gold Corp. *	5,566,187
11,085,000	Torex Gold Resources, Inc. *	14,549,712
2,373,430	Yamana Gold, Inc.	14,241,216
3,587,578	Yamana Gold, Inc. (USD)	21,525,468
		464,626,171
Mexico: 1.9%
1,023,000	Fresnillo Plc (GBP) #	12,546,869
South Africa: 1.1%
583,000	AngloGold Ashanti Ltd. (ADR) *	6,996,000
United Kingdom: 8.0%
6,900,300	Amara Mining Plc * #	2,223,961
5,000,500	Lydian International Ltd. (CAD) *	3,705,893
681,000	Randgold Resources Ltd. (ADR)	46,028,790
		51,958,644
United States: 9.5%
1,956,000	Midway Gold Corp. *	2,034,240
477,100	Royal Gold, Inc.	30,982,874
1,407,000	Tahoe Resources, Inc. (CAD) * ø	28,631,216
		61,648,330
Total Common Stocks (Cost: $661,327,721)		645,079,849
WARRANTS: 0.0% (Cost: $230,480)
Canada: 0.0%
103,000	Pan American Silver Corp. Warrants (CAD 35.00, expiring 12/31/14) * # §	0
MONEY MARKET FUND: 1.2% (Cost: $7,678,151)
7,678,151	AIM Treasury Portfolio - Institutional Class	7,678,151
Total Investments: 100.3% (Cost: $669,236,352)		652,758,000
Liabilities in excess of other assets: (0.3)%		(1,862,711)
NET ASSETS: 100.0%		$650,895,289

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

(a)	Represents Consolidated Schedule of Investments.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $51,191,415 which represents 7.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $50,395,464, or 7.7% of net assets.

Restricted securities held by the Fund as of September 30, 2014 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Alamos Gold, Inc.	01/14/2013	883,544	$1,590,595	$7,033,010	1.1%
Argonaut Gold, Inc.	11/13/2009	2,160,000	10,383,442	7,560,337	1.1
Bear Creek Mining Corp.	08/15/2005	948,000	2,865,287	1,573,680	0.2
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	415,062	0.1
New Gold, Inc.	06/28/2007	1,026,170	1,298,775	5,182,159	0.8
Tahoe Resources, Inc.	05/28/2010	1,407,000	8,539,348	28,631,216	4.4
			$27,180,948	$50,395,464	7.7%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Diversified Metals & Mining	0.5%	$3,061,745
Gold	85.1	555,522,586
Precious Metals & Minerals	7.9	51,458,842
Silver	5.3	35,036,676
Money Market Funds	1.2	7,678,151
	100.0%	$652,758,000

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2014 is set forth below:

Affiliates	Value as of December 31, 2013	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value as of September 30, 2014
Orezone Gold Corp. (a)	$—	$2,499,778	$—	$—	$—	$4,575,074

(a) Not an affiliate at the beginning of the reporting period.

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$10,883,250	$36,420,585	$—	$47,303,835
Canada	464,626,171	—	—	464,626,171
Mexico	—	12,546,869	—	12,546,869
South Africa	6,996,000	—	—	6,996,000
United Kingdom	49,734,683	2,223,961	—	51,958,644
United States	61,648,330	—	—	61,648,330
Warrants*	—	—	—	—
Money Market Fund	7,678,151	—	—	7,678,151
Total	$601,566,585	$51,191,415	$—	$652,758,000

*See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended September 30, 2014.

See Notes to Schedules of Investments

LONG/SHORT EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 65.6%
3,412	iShares Core S&P 500 ETF	$676,463
4,240	iShares Russell 2000 Growth ETF	549,886
3,313	iShares Russell 2000 Value ETF	309,964
3,434	SPDR S&P 500 ETF Trust	676,567
3,745	Vanguard S&P 500 ETF	676,309
Total Exchange Traded Funds (Cost: $2,901,540) (a)		2,889,189

Principal Amount
SHORT-TERM INVESTMENTS: 23.1%
Government Obligations: 15.9%
	United States Treasury Bills
$300,000	0.03%, 11/28/14	299,984
400,000	0.01%, 01/08/15	399,978
		699,962

Number of Shares
Money Market Fund: 7.2%
316,452	AIM Treasury Portfolio - Institutional Class	316,452
Total Short-term Investments: 23.1% (Cost: $1,016,414)		1,016,414
Total Investments: 88.7% (Cost: $3,917,954)		3,905,603
Other assets less liabilities: 11.3%		496,861
NET ASSETS: 100.0%		$4,402,464
SECURITIES SOLD SHORT: (12.7)%
EXCHANGE TRADED FUND: (12.7)%
(12,437)	Consumer Staples Select Sector SPDR Fund	(561,033)
Total Securities Sold Short (Proceeds: $(538,030))		$(561,033)

(a)	All or a portion of these securities are segregated for securities sold short. Total value of the securities segregated, including cash on deposit with broker, is $1,845,028.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Exchange Traded Funds	74.0%	$2,889,189
Government	17.9	699,962
Money Market Fund	8.1	316,452
	100.0%	$3,905,603

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$2,889,189	$—	$—	$2,889,189
Short-term Investments	316,452	699,962	—	1,016,414
Total	$3,205,641	$699,962	$—	$3,905,603

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	$(561,033)	$—	$—	$(561,033)

There were no transfers between levels during the period ended September 30, 2014.

See Notes to Schedules of Investments

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 54.6%
Automobiles & Components: 0.8%
375	Byd Co. Ltd. (HKD)	$2,490
1,818	General Motors Co.	58,067
649	Hyundai Motor Co. (KRW) #	116,932
294	Icahn Enterprises LP	31,117
4,500	Zhejiang Shibao Co. Ltd. (HKD)	5,795
		214,401
Banks: 1.3%
1,500	China CITIC Bank Corp. Ltd. (HKD)	910
1,125	China Minsheng Banking Corp. Ltd. (HKD)	1,029
1,089	Credicorp Ltd.	167,042
25,787	Kasikornbank PCL (NVDR) (THB) #	186,511
		355,492
Capital Goods: 1.6%
608	Apogee Enterprises, Inc.	24,198
15,000	Beijing Jingcheng Machinery Electric Co. Ltd. (HKD) *	9,273
754	Colfax Corp. *	42,955
638	Danaher Corp.	48,475
592	EnPro Industries, Inc. *	35,834
1,242	Federal Signal Corp.	16,444
7,500	First Tractor Co. Ltd. (HKD)	5,225
4,500	Jingwei Textile Machinery (HKD)	4,549
15,000	Metallurgical Corp of China Ltd. (HKD)	4,115
187	Nordson Corp.	14,225
21,000	Northeast Electric Development Co. Ltd. (HKD) *	6,031
1,701	Quanta Services, Inc. *	61,729
12,000	Shanghai Electric Group Co. Ltd. (HKD)	6,383
13,500	Shenji Group Kunming Machine Tool Co. Ltd. (HKD) *	6,920
371	Stanley Black & Decker, Inc.	32,941
780	Tennant Co.	52,330
1,829	Trex Co., Inc. *	63,229
900	Xinjiang Goldwind Science & Technology Co. Ltd. (HKD)	1,544
1,050	Zhengzhou Coal Mining Machinery Group Co. Ltd. (HKD)	760
		437,160
Commercial & Professional Services: 0.9%
1,200	Dongjiang Environmental Co. Ltd. (HKD)	4,868
5,618	KAR Auction Services, Inc.	160,843
849	Mobile Mini, Inc.	29,690
1,467	The ADT Corp.	52,020
7,500	Tianjin Capital Environmental Protection Group Co. Ltd. (HKD)	5,428
		252,849
Consumer Durables & Apparel: 0.3%
89,194	Guinness Peat Group Plc *	41,429
750	Hisense Kelon Electrical Holdings Co. Ltd. (HKD) *	790
649	Skechers USA, Inc. *	34,598
184	Tempur-Pedic International, Inc. *	10,335
		87,152
Consumer Services: 2.2%
12	Chipotle Mexican Grill, Inc. *	7,999
1,914	Las Vegas Sands Corp.	119,070
1,946	Pinnacle Entertainment, Inc. *	48,825
951	Royal Caribbean Cruises Ltd.	63,993
2,505	Service Corp. International	52,956
1,265	Sonic Corp. *	28,285
1,452	Starbucks Corp.	109,568
8,784	The Wendy’s Co.	72,556
601	Wynn Resorts Ltd.	112,435
		615,687
Consumer, Cyclical: 0.1%
2,081	Brookfield Residential Properties, Inc. *	39,310
Diversified Financials: 3.4%
1,135	American Express Co.	99,358
8,678	Blackstone Group LP	273,183
1,321	CME Group, Inc.	105,621
4,953	Dundee Corp. *	74,979
2,501	KKR & Co. LP	55,772
1,936	NorthStar Asset Management Group, Inc. *	35,661
1,687	Partners Value Fund, Inc. *	45,920
2,932	TD Ameritrade Holding Corp.	97,841
229	Texas Pacific Land Trust (Royalty Trust)	44,069
3,909	The Charles Schwab Corp.	114,886
		947,290
Energy: 9.3%
1,325	Anadarko Petroleum Corp.	134,408
126	C&J Energy Services, Inc. *	3,849
3,856	Cabot Oil & Gas Corp.	126,053
1,034	Cimarex Energy Co.	130,832
1,071	Concho Resources, Inc. *	134,293
3,634	Consol Energy, Inc.	137,583
1,606	Emerald Oil, Inc. *	9,877
2,166	EOG Resources, Inc.	214,478
101,280	Ezion Holdings Ltd. (SGD) #	143,470
9,924	Halcon Resources Corp. *	39,299
2,119	Halliburton Co.	136,697
3,530	Marathon Oil Corp.	132,693
6,416	Nabors Industries Ltd.	146,028
1,739	National Oilwell Varco, Inc.	132,338
3,794	Pacific Rubiales Energy Corp.	63,876
1,409	Patterson-UTI Energy, Inc.	45,835
2,738	Penn Virginia Corp. *	34,800
1,500	PetroChina Co. Ltd. (Class-H) (HKD)	1,922
709	Pioneer Natural Resources Co.	139,652
2,213	Schlumberger Ltd.	225,040
20,609	SEPLAT Petroleum Development Co. Plc (GBP) *	76,050
6,000	Shandong Molong Petroleum Machinery Co. Ltd. (HKD) *	3,848
1,616	SM Energy Co.	126,048
4,434	Southwestern Energy Co. *	154,968
110	TPT Acquisition, Inc. * # § ø	1,073
6,420	Triangle Petroleum Corp. *	70,684
4,500	Yanzhou Coal Mining Co. Ltd. (HKD)	3,692
		2,569,386
Food & Staples Retailing: 1.0%
9,052	J Sainsbury Plc (GBP)	36,809
2,922	Magnit OAO (GDR) Reg S	168,775
1,992	Safeway, Inc.	68,326
170	The Kroger Co.	8,840
		282,750
Food, Beverage & Tobacco: 1.2%
571,000	China Huishan Dairy Holdings Co. Ltd. (HKD) #	126,080
690	Molson Coors Brewing Co.	51,364
849	PepsiCo, Inc.	79,033
817	Pilgrim’s Pride Corp. *	24,968
1,668	Vector Group Ltd.	36,992
		318,437
Health Care Equipment & Services: 1.1%
2,249	Abaxis, Inc.	114,047
1,703	Abbott Laboratories	70,828
1,700	Air Methods Corp. *	94,435
2,337	Volcano Corp. *	24,866
		304,176
Industrial: 0.3%
1,300	Ingersoll-Rand Plc	73,268
Insurance: 1.1%
3,302	Assured Guaranty Ltd.	73,172
12,800	BB Seguridade Participacoes SA	168,383
2,552	FNF Group	70,792
		312,347
Materials: 8.7%
10,500	Aluminum Corp of China Ltd. (HKD) *	4,273
476	Ashland, Inc.	49,552
39,000	AuRico Gold, Inc.	136,110
64,706	B2Gold Corp. *	131,353
5,625	BBMG Corp. (HKD)	3,897
9,000	China Molybdenum Co. Ltd. (Class H) (HKD)	5,482
25,500	Chongqing Iron & Steel Co. Ltd. (HKD) *	5,813
53,750	Continental Gold Ltd. (CAD) *	139,180
31,777	Eldorado Gold Corp.	214,177
26,450	Fortuna Silver Mines, Inc. (CAD) *	106,749
7,344	Goldcorp, Inc.	169,132
81,800	Guyana Goldfields, Inc. (CAD) *	188,441
2,532	Headwaters, Inc. *	31,751
778	Hi-Crush Partners LP	40,114
2,972	MAG Silver Corp. *	22,141
628	Martin Marietta Materials, Inc.	80,974
1,284	Monsanto Co.	144,463
36,406	New Gold, Inc. *	183,850
3,142	Platform Specialty Products Corp. *	78,613
2,399	Randgold Resources Ltd. (ADR)	162,148
66,134	Rio Alto Mining Ltd. (CAD) *	157,666
9,750	Shandong Chenming Paper Holdings Ltd. (HKD)	4,696
30,000	Sinopec Shanghai Petrochemical Co. Ltd. (HKD)	9,891
1,478	SunCoke Energy, Inc. *	33,181
8,420	Tahoe Resources, Inc. *	170,926
679	The Dow Chemical Co.	35,607
627	US Silica Holdings, Inc.	39,194
7,801	Yamana Gold, Inc. (CAD)	46,808
21,000	Zijin Mining Group Ltd. (HKD)	5,112
		2,401,294
Media: 3.4%
1,372	CBS Corp.	73,402
3,908	Discovery Communications, Inc. *	145,690
857	DISH Network Corp. *	55,345
11,030	Gray Television, Inc. *	86,916
3,270	Liberty Media Corp. *	153,657
1,314	National CineMedia, Inc.	19,066
3,168	News Corp. *	51,797
1,804	Starz - Liberty Capital *	59,676
1,380	The Walt Disney Co.	122,861
1,460	Tribune Co. *	96,068
878	Viacom, Inc.	67,553
		932,031
Pharmaceuticals, Biotechnology: 1.6%
728	BioMarin Pharmaceutical, Inc. *	52,532
4,156	GlaxoSmithKline PCL (GBP)	94,940
242	Johnson & Johnson	25,795
1,207	Mylan, Inc. *	54,906
755	Perrigo Co. Plc	113,393
1,154	Pfizer, Inc.	34,124
4,500	Shandong Xinhua Pharmaceutical Co. Ltd. (HKD)	2,718
2,065	Zoetis, Inc.	76,302
		454,710
Real Estate: 2.3%
16,500	Beijing North Star Co. Ltd. (HKD)	4,441
73,800	China Vanke Co. Ltd. (HKD) * #	128,999
10,839	Dream Unlimited Corp. *	127,127
5,694	Realogy Holdings Corp. *	211,817
1,104	The Howard Hughes Corp. *	165,600
		637,984
Retailing: 2.8%
1,840	ANN, Inc. *	75,679
2,022	Dollar Tree, Inc. *	113,374
2,069	FTD Cos, Inc. *	70,574
6,831	JC Penney Co., Inc. *	68,583
705	Lands’ End, Inc. *	28,990
3,354	Liberty Interactive Corp. *	95,656
574	PetSmart, Inc.	40,232
114	Priceline.com, Inc. *	132,078
2,914	Rent-A-Center, Inc.	88,440
1,511	Sears Holdings Corp. *	38,123
985	Sears Hometown and Outlet Stores, Inc. *	15,268
864	The Finish Line, Inc.	21,626
		788,623
Semiconductor: 1.8%
958	Cabot Microelectronics Corp. *	39,709
13,525	Himax Technologies, Inc. (ADR)	137,279
6,152	RF Micro Devices, Inc. *	70,994
987	Skyworks Solutions, Inc.	57,295
7,408	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	149,493
5,417	Tower Semiconductor Ltd. *	55,091
		509,861
Software & Services: 4.5%
396	Alliance Data Systems Corp. *	98,315
1,001	Baidu, Inc. (ADR) *	218,448
1,851	eBay, Inc. *	104,822
554	Equinix, Inc. *	117,714
1,073	Euronet Worldwide, Inc. *	51,279
196	Google, Inc. *	113,163
196	Google, Inc. *	115,328
1,575	InterActiveCorp.	103,792
1,700	Mastercard, Inc.	125,664
704	NICE Systems Ltd. (ADR)	28,716
777	Textura Corp. *	20,513
611	Visa, Inc.	130,369
975	Xerox Corp.	12,899
		1,241,022
Technology Hardware & Equipment: 3.2%
1,228	Apple, Inc.	123,721
8,082	CDC Corp. Escrow Receipt * # §	3,637
1,375	EchoStar Corp. *	67,045
13,691	Extreme Networks, Inc. *	65,580
3,590	Ingram Micro. Inc. *	92,658
2,755	Jabil Circuit, Inc.	55,568
4,500	Nanjing Panda Electronics Co. Ltd. (HKD)	4,706
1,095	OSI Systems, Inc. *	69,511
1,057	QUALCOMM, Inc.	79,032
578	Riverbed Technology, Inc. *	10,719
1,135	Rogers Corp. *	62,153
114	Samsung Electronics Co. Ltd. (KRW) #	127,681
901	Super Micro Computer, Inc. *	26,507
153,480	Trident Microsystems, Inc. Escrow Receipt * # §	3,453
2,424	Trimble Navigation Ltd. *	73,932
420	Viasat, Inc. *	23,150
		889,053
Telecommunication Services: 1.6%
629	FairPoint Communications, Inc. *	9,542
5,164	Globalstar, Inc. *	18,900
3,098	RingCentral, Inc. *	39,376
2,041	Telephone & Data Systems, Inc.	48,902
3,478	T-Mobile US, Inc. *	100,410
1,653	Verizon Communications, Inc.	82,633
5,759	Vivendi SA (EUR) *	139,067
		438,830
Transportation: 0.1%
1,500	Anhui Expressway Co. Ltd. (HKD)	916
5,625	China COSCO Holdings Co. Ltd. (HKD) *	2,333
8,250	China Shipping Container Lines Co. Ltd. (HKD) *	2,221
3,000	China Southern Airlines Co. Ltd. (HKD)	981
15,000	Dalian Port PDA Co. Ltd. (HKD)	4,945
390	Roadrunner Transportation Systems, Inc. *	8,888
9,000	Sichuan Expressway Co. Ltd. (HKD)	3,408
		23,692
Utilities: 0.0%
13,500	Datang International Power Generation Co. Ltd. (HKD)	7,041
Total Common Stocks (Cost: $14,452,294) (a)		15,133,846
REAL ESTATE INVESTMENT TRUSTS: 1.0%
Real Estate: 1.0%
1,354	American Tower Corp.	126,775
4,009	FelCor Lodging Trust, Inc.	37,524
3,103	NorthStar Realty Finance Corp.	54,830
2,933	Winthrop Realty Trust	44,200
Total Real Estate Investment Trusts (Cost: $230,940) (a)		263,329

Principal Amount
ASSET-BACKED SECURITIES: 0.5% (Cost: $153,516)
	Sealane Trade Finance
$150,000	14.24%, 02/12/16 (f) # Reg S	151,029
CORPORATE BONDS: 9.8%
Basic Materials: 0.7%
	Momentive Performance Materials, Inc.
$168,000	11.50%, 11/10/14 (c) (d) *	3,360
	Royal Gold, Inc.
115,000	2.88%, 06/15/19	119,888
	Sidetur Finance BV
295,000	10.00%, 11/10/14 (c) (d) * Reg S	61,655
		184,903
Consumer, Cyclical: 2.8%
	Brookfield Residential Properties, Inc.
77,000	6.50%, 12/15/15 (c) 144A	80,273
	Chukchansi Economic Development Authority
213,721	10.25%, 05/30/16 (c) (d) 144A	150,673
	Claire’s Stores, Inc.
128,000	8.88%, 03/15/15 (c)	106,880
	JC Penney Corp., Inc.
109,000	5.65%, 06/01/20	92,105
	Logan’s Roadhouse, Inc.
128,000	10.75%, 11/10/14 (c)	96,640
	Navistar International Corp.
45,000	8.25%, 11/10/14 (c)	46,294
	Neebo, Inc.
140,300	15.00%, 11/10/14 (c) 144A	146,614
	The Bon-Ton Department Stores, Inc.
55,000	10.63%, 11/10/14 (c)	55,344
		774,823
Energy: 1.0%
	Chesapeake Energy Corp.
77,000	2.50%, 05/15/17 (c) (p)	78,011
	Enercoal Resources Pte Ltd.
100,000	9.25%, 04/07/18 (p) Reg S	47,500
	Pengrowth Energy Corp.
CAD 30,000	6.25%, 03/31/17	27,858
	Petroleos de Venezuela SA
$140,000	6.00%, 05/16/24 Reg S	72,450
	Tristan Oil Ltd.
128,000	34.44%, 11/10/14 (c) ^ Reg S	60,160
		285,979
Financial: 1.8%
	Banco Cruzeiro do Sul SA
280,000	7.00%, 09/17/12 (d) * #	74,200
125,000	8.00%, 09/17/12 (d) * #	33,125
315,000	8.25%, 01/20/16 (d) * # Reg S	83,475
450,000	8.50%, 02/20/15 (d) * # Reg S	119,250
	General Shopping Investments Ltd.
100,000	12.00%, 03/20/17 (c) Reg S	97,000
	Nuveen Investments, Inc.
88,000	5.50%, 09/15/15	91,080
		498,130
Food, Beverage & Tobacco: 0.3%
	Post Holdings, Inc.
77,000	7.38%, 02/15/17 (c)	76,423
Industrial: 0.6%
	Inversiones Alsacia SA
119,759	8.00%, 02/18/15 (c) (d) Reg S	85,029
	Tervita Corp.
76,000	10.88%, 11/15/15 (c) 144A	76,285
		161,314
Technology: 0.1%
	SunGard Data Systems, Inc.
45,000	6.63%, 11/01/15 (c)	45,225
Telecommunication Services: 1.4%
	Alaska Communications Systems Group, Inc.
205,000	6.25%, 05/01/18	166,050
	IAC/InterActiveCorp.
40,000	4.75%, 12/15/17 (c)	38,600
	Maxcom Telecomunicaciones, SAB de CV
58,250	6.00%, 06/15/17 (c) (s)	50,750
	United States Cellular Corp.
92,000	6.70%, 12/15/33	91,799
	WebMD Health Corp.
55,000	2.50%, 01/31/18	55,756
		402,955
Utilities: 1.1%
	Cia de Transporte de Energia Electrica en Alta Tension Transener SA
150,000	9.75%, 08/15/21 144A	119,250
	MetroGas SA
100,000	8.88%, 12/31/18 144A	78,500
	Transelec SA
100,000	4.25%, 01/14/25 144A	99,493
		297,243
Total Corporate Bonds (Cost: $3,081,118) (a)		2,726,995
FOREIGN GOVERNMENT OBLIGATION: 0.2% (Cost: $62,393)
Government: 0.2%
	Nigeria OMO Bill
NGN 10,275,000	10.68%, 11/27/14 ^ #	61,635

Number of Shares
CLOSED-END FUNDS: 2.4%
1,636	Avenue Income Credit Strategies Fund	27,485
3,713	DoubleLine Income Solutions Fund	80,386
2,666	DoubleLine Opportunistic Credit Fund	62,918
1,612	PCM Fund, Inc.	17,893
4,639	PIMCO Dynamic Credit Income Fund	104,238
4,700	PIMCO Dynamic Income Fund	148,332
3,414	PIMCO Income Opportunity Fund	94,192
1,582	PIMCO Income Strategy Fund	18,889
5,936	PIMCO Income Strategy Fund II	62,506
1,743	Western Asset Mortgage Defined Opportunity Fund, Inc.	41,902
Total Closed-End Funds (Cost: $664,525) (a)		658,741
OPTIONS PURCHASED: 0.4%
3,200	Activision Blizzard, Inc. Call ($24, expiring 02/20/15)	1,472
200	Amazon.com, Inc. Put ($300, expiring 01/17/15)	2,130
1,400	Apple, Inc. Call ($86, expiring 10/18/14)	20,230
11,700	iShares 20+ Year Treasury Bond ETF Put ($105, expiring 01/17/15)	3,920
5,800	iShares iBoxx $ High Yield Corporate Bond ETF Put ($90, expiring 10/18/14)	2,610
3,800	iShares Russell 2000 ETF Put ($110, expiring 10/18/14)	9,196
1,900	iShares Russell 2000 ETF Put ($109, expiring 11/22/14)	6,251
1,200	Las Vegas Sands Corp. Call ($78, expiring 01/17/15)	3,324
2,600	Lorillard, Inc. Call ($63, expiring 03/20/15)	3,770
1,300	Lorillard, Inc. Call ($60, expiring 03/20/15)	3,400
100	Netflix, Inc. Put ($300, expiring 01/17/15)	100
300	S+P 500 INDEX Put ($1925, expiring 06/19/15)	28,899
8,400	SPDR S&P 500 ETF Trust Put ($184, expiring 10/18/14)	2,856
3,800	SPDR S&P 500 ETF Trust Put ($196, expiring 11/22/14)	14,516
400	Wynn Resorts Ltd. Call ($220, expiring 01/17/15)	2,320
300	Zillow, Inc. Put ($90, expiring 01/17/15)	1,080
Total Options Purchased (Cost: $136,906)		106,074
MONEY MARKET FUND: 26.7% (Cost: $7,408,519)
7,408,519	AIM Treasury Portfolio - Institutional Class	7,408,519
Total Investments: 95.6% (Cost: $26,190,211)		26,510,168
Other assets less liabilities: 4.4%		1,219,071
NET ASSETS: 100.0%		$27,729,239

SECURITIES SOLD SHORT: (30.6)%
COMMON STOCKS: (9.4)%
Automobiles & Components: (0.1)%
(523)	Thor Industries, Inc.	(26,934)
Capital Goods: (0.6)%
(60)	Chart Industries, Inc. *	(3,668)
(248)	Deere & Co.	(20,334)
(126)	Fluor Corp.	(8,416)
(1,103)	Lennox International, Inc.	(84,788)
(98)	Lindsay Corp.	(7,326)
(610)	Regal-Beloit Corp.	(39,192)
(371)	Titan International, Inc.	(4,385)
		(168,109)
Commercial & Professional Services: (0.4)%
(747)	Clean Harbors, Inc. *	(40,278)
(1,312)	Interface, Inc.	(21,176)
(641)	Nielsen Holdings NV	(28,416)
(809)	Pitney Bowes, Inc.	(20,217)
		(110,087)
Consumer Durables & Apparel: (0.6)%
(558)	Carter’s, Inc.	(43,256)
(3,586)	Crocs, Inc. *	(45,112)
(2,262)	Sony Corp. (ADR)	(40,806)
(1,073)	Steven Madden Ltd. *	(34,583)
		(163,757)
Consumer Services: (0.6)%
(1,816)	Apollo Group, Inc. *	(45,672)
(674)	DeVry, Inc.	(28,854)
(2,226)	K12, Inc. *	(35,527)
(1,516)	Potbelly Corp. *	(17,677)
(572)	Six Flags Entertainment Corp.	(19,671)
(502)	Strayer Education, Inc. *	(30,060)
		(177,461)
Diversified Financials: (0.4)%
(447)	Credit Acceptance Corp. *	(56,353)
(2,685)	Green Dot Corp. *	(56,761)
		(113,114)
Energy: (0.4)%
(331)	Emerge Energy Services LP	(37,466)
(364)	Pacific Ethanol, Inc. *	(5,081)
(307)	REX American Resources Corp. *	(22,374)
(2,021)	RPC, Inc.	(44,381)
		(109,302)
Food, Beverage & Tobacco: (0.1)%
(969)	The Coca-Cola Co.	(41,338)
Health Care Equipment & Services: (0.3)%
(639)	Cerner Corp. *	(38,065)
(1,228)	Cynosure, Inc. *	(25,788)
(126)	IDEXX Laboratories, Inc. *	(14,847)
		(78,700)
Household & Personal Products: (0.1)%
(340)	Nu Skin Enterprises, Inc.	(14,878)
Materials: (0.2)%
(4,647)	Glencore Xstrata Plc	(25,698)
(752)	Innophos Holdings, Inc.	(41,428)
		(67,126)
Media: (0.2)%
(748)	Gannett Co., Inc.	(22,193)
(591)	Thomson Reuters Corp.	(21,518)
		(43,711)
Real Estate: (0.2)%
(1,378)	Iron Mountain, Inc.	(44,992)
Retailing: (1.4)%
(820)	Abercrombie & Fitch Co.	(29,799)
(1,830)	Best Buy Co., Inc.	(61,470)
(710)	Dick’s Sporting Good, Inc.	(31,155)
(473)	GameStop Corp.	(19,488)
(634)	Guess?, Inc.	(13,929)
(458)	Hibbett Sports, Inc. *	(19,525)
(693)	Kohl’s Corp.	(42,294)
(1,000)	Monro Muffler Brake, Inc.	(48,530)
(1,748)	Nutrisystem, Inc.	(26,867)
(1,578)	Staples, Inc.	(19,094)
(651)	Target Corp.	(40,805)
(702)	The Gap, Inc.	(29,266)
(249)	Tractor Supply Co.	(15,316)
		(397,538)
Semiconductor: (0.6)%
(13,303)	Applied Micro Circuits Corp. *	(93,121)
(589)	Intel Corp.	(20,509)
(453)	Linear Technology Corp.	(20,109)
(1,641)	NVIDIA Corp.	(30,276)
		(164,015)
Software & Services: (1.5)%
(899)	Activision Blizzard, Inc.	(18,690)
(331)	Akamai Technologies, Inc. *	(19,794)
(357)	Blucora, Inc. *	(5,441)
(684)	Criteo SA (ADR) *	(23,017)
(809)	Electronic Arts, Inc. *	(28,808)
(198)	International Business Machines Corp.	(37,586)
(767)	j2 Global, Inc.	(37,859)
(2,257)	MoneyGram International, Inc. *	(28,303)
(136)	NetSuite, Inc. *	(12,177)
(199)	salesforce.com, inc. *	(11,448)
(1,179)	Sapient Corp. *	(16,506)
(192)	ServiceNow, Inc. *	(11,286)
(205)	Splunk, Inc. *	(11,349)
(172)	Tableau Software, Inc. *	(12,496)
(307)	Teradata Corp. *	(12,869)
(2,883)	The Western Union Co.	(46,243)
(713)	Trulia, Inc. *	(34,866)
(749)	VistaPrint NV *	(41,038)
(129)	Workday, Inc. *	(10,643)
		(420,419)
Technology Hardware & Equipment: (1.2)%
(436)	Apple, Inc.	(43,927)
(3,021)	BlackBerry Ltd. *	(30,029)
(1,861)	Corning, Inc.	(35,992)
(3,595)	Flextronics International Ltd. *	(37,100)
(3,656)	Harmonic, Inc. *	(23,179)
(1,332)	Hewlett-Packard Co.	(47,246)
(1,376)	Juniper Networks, Inc.	(30,478)
(638)	Lexmark International, Inc.	(27,115)
(373)	QUALCOMM, Inc.	(27,889)
(273)	SanDisk Corp.	(26,740)
		(329,695)
Telecommunication Services: (0.5)%
(1,418)	AT&T, Inc.	(49,970)
(578)	CenturyLink, Inc.	(23,634)
(885)	Cogent Communications Group, Inc.	(29,745)
(611)	Verizon Communications, Inc.	(30,544)
		(133,893)
Total Common Stocks (Proceeds: $(2,524,666))		(2,605,069)

Principal Amount
CORPORATE BONDS: (0.3)%
Software & Services: (0.3)% (Proceeds: $(101,486))
	IAC/InterActiveCorp.
(97,000)	4.88%, 11/30/18 (c)	(98,455)
FOREIGN GOVERNMENT OBLIGATIONS: (0.5)%
Government: (0.5)% (Proceeds: $(139,297))
	Venezuela Government International Bond
$(140,000)	8.50%, 10/08/14	(138,530)

Number of Shares
EXCHANGE TRADED FUNDS: (20.4)%
(506)	Consumer Discretionary Select Sector SPDR Fund	(33,745)
(1,615)	Consumer Staples Select Sector SPDR Fund	(72,853)
(20,131)	Direxion Daily Emerging Markets Bull 3X Shares *	(540,719)
(683)	Energy Select Sector SPDR Fund	(61,893)
(2,412)	Industrial Select Sector SPDR Fund	(128,198)
(5,616)	iShares Barclays 20+ Year Treasury Bond Fund	(652,972)
(2,220)	iShares Russell 2000 ETF	(242,757)
(1,195)	iShares Silver Trust *	(19,538)
(81,397)	Market Vectors Gold Miners ETF ‡	(1,737,826)
(7,057)	Market Vectors Oil Services ETF ‡	(350,098)
(870)	Materials Select Sector SPDR Fund	(43,143)
(248)	Powershares QQQ Trust, Series 1	(24,500)
(1,893)	SPDR Barclays High Yield Bond ETF	(76,061)
(878)	SPDR S&P 500 ETF Trust	(172,984)
(505)	SPDR S&P MidCap 400 ETF Trust	(125,907)
(16,567)	SPDR S&P Oil & Gas Exploration & Production ETF	(1,140,307)
(5,844)	Technology Select Sector SPDR Fund	(233,234)
Total Exchange Traded Funds (Proceeds: $(6,912,414))		(5,656,735)
Total Securities Sold Short (Proceeds: $(9,677,863))		$(8,498,789)
WRITTEN OPTIONS: (0.5)%
(3,200)	Activision Blizzard, Inc. Put ($21, expiring 02/20/15)	$(5,024)
(200)	Amazon.com, Inc. Put ($225, expiring 01/17/15)	(222)
(1,400)	Apple, Inc. Call ($94, expiring 10/18/14)	(9,450)
(5,800)	iShares iBoxx $ High Yield Corporate Bond ETF Put ($87, expiring 10/18/14)	(1,015)
(5,700)	iShares Russell 2000 ETF Put ($106, expiring 10/18/14)	(7,011)
(2,900)	iShares Russell 2000 ETF Put ($103, expiring 10/18/14)	(1,189)
(2,400)	iShares Russell 2000 ETF Put ($104, expiring 11/22/14)	(6,984)
(600)	Las Vegas Sands Corp. Put ($50, expiring 01/17/15)	(2,190)
(1,300)	Lorillard, Inc. Put ($53, expiring 03/20/15)	(1,625)
(2,600)	Lorillard, Inc. Put ($50, expiring 03/20/15)	(2,184)
(700)	Melco Crown Entertainment Ltd. Put ($23, expiring 01/15/16)	(2,100)
(100)	Netflix, Inc. Put ($225, expiring 01/17/15)	(24)
(1,600)	S&P500 EMINI OPTN Put ($1,900, expiring 11/21/14)	(37,200)
(800)	S&P500 EMINI OPTN Put ($1,950, expiring 11/21/14)	(28,200)
(800)	S&P500 EMINI OPTN Put ($1,925, expiring 10/17/14)	(10,000)
(300)	S+P 500 INDEX Put ($1,825, expiring 06/19/15)	(19,485)
(100)	S+P 500 INDEX Call ($2,000, expiring 06/19/15)	(7,680)
(4,600)	SPDR S&P 500 ETF Trust Put ($185, expiring 11/22/14)	(6,670)
(8,400)	SPDR S&P 500 ETF Trust Put ($176, expiring 10/18/14)	(1,176)
(200)	Wynn Resorts Ltd. Put ($150, expiring 01/17/15)	(1,640)
(300)	Zillow, Inc. Call ($150, expiring 01/17/15)	(870)
Total Written Options (Premiums received: $(137,123))		$(151,939)

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht

(a)	All or a portion of these securities are segregated for securities sold short and written options. Total value of the securities segregated, including cash on deposit with broker, is $25,392,515
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,360,550 which represents 4.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $8,163 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $751,088, or 2.7% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $1,073, or 0.0% of net assets.

Restricted securities held by the Fund as of September 30, 2014 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
TPT Acquisition, Inc.	11/15/2012	110	$12,807	$1,073	0.0%

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2014 is set forth below:

Affiliates	Value 12/31/13	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 09/30/14
Market Vectors Gold Miners ETF(1)	$(1,408,704)	$141,989	$478,008	$(18,529)	$—	$(1,737,826)
Market Vectors Oil Services ETF(1)	—	147,115	493,546	(10,402)	—	(350,098)
Market Vectors Semiconductor ETF	(82,400)	312,620	216,630	(14,467)	—	—
	$(1,491,104)	$601,724	$1,188,184	$(43,398)	$—	$(2,087,924)

(1)	Represents short position at September 30, 2014.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	10.1%	$2,677,204
Consumer Staples	2.3	601,187
Energy	9.7	2,569,386
Financials	9.5	2,516,442
Government	0.2	61,635
Health Care	2.9	758,886
Industrials	3.0	786,969
Information Technology	10.0	2,639,936
Materials	9.0	2,401,294
Telecommunication Services	1.6	438,830
Utilities	0.0	7,041
Asset-Backed Securities	0.6	151,029
Closed-end Funds	2.5	658,741
Corporate Bonds	10.3	2,726,995
Options Purchased	0.4	106,074
Money Market Fund	27.9	7,408,519
	100.0%	$26,510,168

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$97,469	$116,932	$—	$214,401
Banks	168,981	186,511	—	355,492
Capital Goods	437,160	—	—	437,160
Commercial & Professional Services	252,849	—	—	252,849
Consumer Durables & Apparel	87,152	—	—	87,152
Consumer Services	615,687	—	—	615,687
Consumer, Cyclical	39,310	—	—	39,310
Diversified Financials	947,290	—	—	947,290
Energy	2,424,843	143,470	1,073	2,569,386
Food & Staples Retailing	282,750	—	—	282,750
Food Beverage & Tobacco	192,357	126,080	—	318,437
Health Care Equipment & Services	304,176	—	—	304,176
Industrial	73,268	—	—	73,268
Insurance	312,347	—	—	312,347
Materials	2,401,294	—	—	2,401,294
Media	932,031	—	—	932,031
Pharmaceuticals, Biotechnology	454,710	—	—	454,710
Real Estate	508,985	128,999	—	637,984
Retailing	788,623	—	—	788,623
Semiconductors & Semiconductor	509,861	—	—	509,861
Software & Services	1,241,022	—	—	1,241,022
Technology Hardware & Equipment	754,282	127,681	7,090	889,053
Telecommunication Services	438,830	—	—	438,830
Transportation	23,692	—	—	23,692
Utilities	7,041	—	—	7,041
Real Estate Investment Trusts*	263,329	—	—	263,329
Asset-Backed Securities	—	151,029	—	151,029
Corporate Bonds*	—	2,726,995	—	2,726,995
Foreign Government Obligations	—	61,635	—	61,635
Closed-End Funds	658,741	—	—	658,741
Options Purchased	106,074	—	—	106,074
Money Market Fund	7,408,519	—	—	7,408,519
Total	$22,732,673	$3,769,332	$8,163	$26,510,168

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$(2,605,069)	$—	$—	$(2,605,069)
Corporate Bonds*	—	(98,455)	—	(98,455)
Exchange Traded Funds	(5,656,735)	—	—	(5,656,735)
Foreign Government Obligations	—	(138,530)	—	(138,530)
Total	$(8,261,804)	$(236,985)	$—	$(8,498,789)
Other Financial Instruments:
Written Options	$(151,939)	$—	$—	$(151,939)

* See Schedule of Investments for security type and industry sector breakouts.

During the period ended September 30, 2014, transfers of securities from Level 1 to Level 2 were $115,164. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2014:

	Common Stocks
	Long Positions
	Energy	Technology Hardware & Equipment
Balance as of December 31, 2013	$—	$6,847
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(907)	243
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	1,980	—
Balance as of September 30, 2014	$1,073	$7,090

Transfers from Level 2 to Level 3 resulted primarily from limited trading activity.

See Notes to Schedules of Investments

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 69.0%
Argentina: 6.6%
		IRSA Inversiones y Representaciones SA
USD	76,000	8.50%, 10/09/14 (c) Reg S	$75,696
	4,427,000	11.50%, 07/20/20 Reg S	4,847,565
		YPF SA
	8,941,172	7.73%, 08/15/18 (f) Reg S	8,918,819
			13,842,080
Bermuda: 3.0%
	5,600,000	Inkia Energy Ltd.
		8.38%, 04/04/16 (c) Reg S	6,196,400
British Virgin Islands: 1.0%
	2,171,000	OAS Financial Ltd.
		8.88%, 04/25/18 (c) Reg S	2,034,661
Cayman Islands: 1.6%
	1,516,000	Minerva Overseas II Ltd.
		10.88%, 11/15/15 (c) Reg S	1,660,020
	1,559,000	Minerva Overseas Ltd.
		9.50%, 02/01/17 Reg S	1,660,335
			3,320,355
Indonesia: 3.3%
	764,000	Pelabuhan Indonesia III PT
		4.88%, 10/01/24 144A	757,315
		Pertamina Persero PT
	2,100,000	4.88%, 05/03/22 Reg S	2,107,350
	4,033,000	6.45%, 05/30/44 Reg S	4,083,412
			6,948,077
Luxembourg: 6.4%
	5,470,000	Offshore Drilling Holding SA
		8.38%, 09/20/17 (c) Reg S	5,811,875
	5,526,000	Tonon Luxembourg SA
		10.50%, 05/14/17 (c) 144A	5,346,405
	2,509,000	Virgolino de Oliveira Finance SA
		10.88%, 01/13/18 (c) § 144A	2,164,013
			13,322,293
Mexico: 3.8%
	380,000	Corp. GEO, SAB de CV
		9.25%, 06/30/15 (c) (d) * Reg S	38,475
	2,285,000	Mexichem SAB de CV
		5.88%, 09/17/44 144A	2,245,013
	4,900,000	Petroleos Mexicanos
		6.50%, 06/02/41	5,692,330
			7,975,818
Panama: 2.9%
	5,703,000	Avianca Holdings SA
		8.38%, 05/10/17 (c) Reg S	6,073,695
Peru: 9.0%
	4,854,000	Banco de Credito del Peru
		9.75%, 11/06/19 (c) Reg S	5,934,015
	6,560,000	Corp. Financiera de Desarrollo SA
		3.25%, 07/15/19 144A	6,560,000
	6,020,000	InRetail Shopping Malls
		6.50%, 07/09/18 (c) 144A	6,305,950
			18,799,965
Singapore: 8.4%
		Alam Synergy Pte Ltd.
	3,079,000	6.95%, 03/27/17 (c) Reg S	3,017,420
	1,962,000	9.00%, 01/29/17 (c) Reg S	2,123,865
	4,107,000	Marquee Land Pte Ltd.
		9.75%, 08/05/17 (c) 144A	4,373,955
	1,642,000	Modernland Overseas Pte Ltd.
		11.00%, 10/25/16 Reg S	1,744,625
		Theta Capital Pte Ltd.
	3,499,000	6.13%, 11/14/16 (c) Reg S	3,572,220
	2,500,000	7.00%, 04/11/18 (c) Reg S	2,603,892
			17,435,977
United States: 3.0%
EUR 100,000		Cemex Finance LLC
		5.25%, 04/01/17 (c) 144A	130,094
USD 5,600,000		Rolta LLC
		10.75%, 05/16/16 (c) Reg S	6,048,000
			6,178,094
Venezuela: 12.7%
	33,500,000	Petroleos de Venezuela SA
		8.50%, 11/02/17 Reg S	26,465,000
Vietnam: 7.3%
	16,996,000	Debt and Asset Trading Corp.
		1.00%, 10/17/14 (c) Reg S	9,007,880
		Vingroup JSC
	3,019,000	11.63%, 11/07/16 (c) Reg S	3,419,017
	2,366,000	11.63%, 11/07/16 (c) 144A	2,679,495
			15,106,392
Total Corporate Bonds (Cost: $146,648,632)			143,698,807
FOREIGN GOVERNMENT OBLIGATIONS: 21.7%
Argentina: 5.8%
		Provincia de Buenos Aires
	6,595,000	4.00%, 05/15/35 (s) Reg S	3,660,225
EUR 5,104,351		4.00%, 05/15/35 (s) Reg S	3,658,703
USD 1,142,000		10.88%, 01/26/21 Reg S	1,042,075
	2,600,000	10.88%, 01/26/21 Reg S	2,372,500
	1,526,000	11.75%, 10/05/15 Reg S	1,464,960
			12,198,463
Brazil: 2.6%
	5,656,000	Brazilian Government International Bond
		5.00%, 01/27/45	5,344,920
Chile: 0.6%
	1,455,000	Chile Government International Bond
		3.63%, 10/30/42	1,284,038
Colombia: 0.5%
	914,000	Colombia Government International Bond
		5.63%, 08/26/43 (c)	1,009,970
Dominican Republic: 2.0%
	3,793,000	Dominican Republic International Bond
		7.45%, 04/30/44 Reg S	4,096,440
Israel: 4.0%
	8,415,000	Israel Government International Bond
		4.50%, 01/30/43	8,372,925
Mexico: 4.7%
	9,420,000	Mexican Government International Bond
		5.75%, 10/12/10	9,773,250
Venezuela: 1.4%
	2,976,000	Venezuela Government International Bond
		8.50%, 10/08/14	2,944,752
Vietnam: 0.1%
	178,267	Vietnam Government International Bond
		4.00%, 11/03/14 (c) (s)	164,228
Total Foreign Government Obligations (Cost: $46,053,863)			45,188,986

Number of Shares
MONEY MARKET FUND: 3.6% (Cost: $7,542,160)
7,542,160	AIM Treasury Portfolio - Institutional Class	7,542,160
Total Investments: 94.3% (Cost: $200,244,655)		196,429,953
Other assets less liabilities: 5.7%		11,785,838
NET ASSETS: 100.0%		$208,215,791

EUR	Euro
USD	United States Dollar

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
§	Illiquid Security — the aggregate value of illiquid securities is $2,164,013 which represents 1.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $30,562,240, or 14.7% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	1.2%	$2,245,013
Consumer, Cyclical	3.9	7,734,030
Consumer, Non-cyclical	4.7	9,170,438
Diversified	3.2	6,305,950
Energy	30.2	59,275,186
Financial	22.8	44,818,360
Government	23.0	45,188,986
Industrial	4.1	8,101,830
Technology	3.1	6,048,000
Money Market Fund	3.8	7,542,160
	100.0%	$196,429,953

The summary of inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$143,698,807	$—	$143,698,807
Foreign Government Obligations*	—	45,188,986	—	45,188,986
Money Market Fund	7,542,160	—	—	7,542,160
Total	$7,542,160	$188,887,793	$—	$196,429,953

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended September 30, 2014.

See Notes to Schedules of Investments

VAN ECK FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2014 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued by a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Closed-end publicly listed fund investments are valued at the official market closing price and are categorized as Level 1 in the fair value hierarchy. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy. Futures contracts are valued using the closing price reported at the close of the respective exchange and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and is categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees.  Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedules of Investments.

Basis for Consolidation—The Commodities Series Fund I Subsidiary and the Gold Series Fund I Subsidiary (the “Subsidiaries”), both Cayman Islands exempted companies, were incorporated on June 26, 2009 and November 7, 2011, respectively. Commodity Series Fund I Subsidiary and the Gold Series Fund I Subsidiary are currently wholly-owned subsidiaries of the CM Commodity Index Fund and International Investors Gold Fund, respectively. The Subsidiaries act as investment vehicles for the CM Commodity Index Fund and International Investors Gold Fund in order to effect certain investments on behalf of the Funds.

Other—Effective September 17, 2014, the Long/Short Equity Fund changed its name to Long/Short Equity Index Fund.

As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

Income Taxes—As of September 30, 2014, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CM Commodity Index Fund	$385,602,025	$2,414	$(14,521,709)	$(14,519,295)
Emerging Markets Fund	268,601,095	32,782,495	(10,920,552)	21,861,943
Global Hard Assets Fund	3,429,588,794	1,077,941,420	(286,383,452)	791,557,968
International Investors Gold Fund	750,226,208	159,289,112	(256,757,320)	(97,468,208)
Long/Short Equity Index Fund	3,917,954	36,774	(49,125)	(12,351)
Multi-Manager Alternatives Fund	26,376,406	1,914,529	(1,780,767)	133,762
Unconstrained Emerging Markets Bond Fund	200,593,020	2,019,984	(6,183,051)	(4,163,067)

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck Funds

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck Funds

Date: November 25, 2014

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck Funds

Date: November 25, 2014